UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2008 (unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Value

ENERGY — 19.9%
Chevron Corporation	275,000	$27,260,750
ConocoPhillips†	878,300	82,902,737
ENSCO International Incorporated†	929,200	75,023,608
Patterson-UTI Energy, Inc.	1,000,000	36,040,000
Plains Exploration & Production Co.*	130,000	9,486,100
Rowan Companies, Inc.	730,000	34,127,500
		$264,840,695
RETAILING — 6.3%
Charming Shoppes, Inc. *	2,031,000	$9,322,290
Circuit City Stores, Inc.*	1,558,900	4,505,221
Foot Locker, Inc.	1,384,500	17,237,025
Lowe’s Companies, Inc.	613,300	12,725,975
Wal-Mart Stores, Inc.	495,400	27,841,480
Zale Corporation*	650,000	12,278,500
		$83,910,491
HEALTH CARE — 6.1%
Amgen Inc. *	456,600	$21,533,256
Covidien Ltd.	791,900	37,924,091
Omnicare, Inc.	446,000	11,694,120
WellPoint, Inc. *	212,500	10,127,750
		$81,279,217
FINANCIAL SERVICES — 5.5%
Assurant, Inc.†	770,000	$50,789,200
Criteria CaixaCorp, S.A.	700,000	4,200,000
Discover Financial Services	1,023,000	13,472,910
Interactive Data Corporation	175,000	4,397,750
		$72,859,860
AUTOMOTIVE — 4.4%
Group 1 Automotive, Inc.	936,800	$18,614,216
Magna International Inc. (Class A)†	299,200	17,724,608
Navistar International Corporation*	345,500	22,740,810
		$59,079,634
INDUSTRIAL PRODUCTS — 2.9%
AGCO Corporation*	256,500	$13,443,165
Cymer, Inc.*	262,900	7,066,752
Owens Corning*	200,000	4,550,000
Trinity Industries, Inc.	375,150	13,013,953
		$38,073,870
UTILITIES — 2.9%
PG&E Corporation	160,000	$6,350,400
Reliant Energy, Inc.*	1,489,600	31,683,792
		$38,034,192
SERVICE — 2.7%
Brink’s Company, The	257,500	$16,845,650
G&K Services, Inc.	306,600	9,339,036
Oesterreichische Post AG	250,000	9,525,000
		$35,709,686
CONSUMER NON-DURABLE GOODS — 2.3%
Koninklijke Philips Electronics N.V.	845,000	$28,561,000
WestPoint International, Inc.*‡(1)	167,161	1,877,218
WestPoint International, Inc. (rights)*‡(1)	149,230	367,106
		$30,805,324

INVESTMENT COMPANIES — 1.1%
Ares Capital Corporation	1,408,709	$14,199,787

MULTI-INDUSTRY — 1.0%
Onex Corporation	441,400	$12,950,676

REAL ESTATE — 0.9%
Ventas, Inc.	280,000	$11,919,600
TOTAL COMMON STOCKS — 56.0% (Cost $555,572,011)		$743,663,032

PREFERRED STOCK — 0.6% (Cost $11,064,370)
General Motors Corporation (Series B) — 5.25%	601,200	$8,236,440

BONDS & DEBENTURES

SHORT-TERM U.S. GOVERNMENT & AGENCIES — 15.7%
Federal Home Loan Bank (Discount Note) — 2.18% 08/27/08	$20,000,000	$19,933,400
Federal Home Loan Bank — 2.45% 09/19/08	21,405,000	21,366,043
Federal Home Loan Bank — 4.5% 10/28/08	66,500,000	66,769,325
U.S. Treasury Bill — 1.95% 09/11/08	100,000,000	99,666,000
		$207,734,768
CORPORATE BONDS & DEBENTURES — 5.6%
B&G Foods, Inc. — 12% 2016	$3,645,000	$3,645,000
Castle Holdco 4, Ltd. — 8.65% 2014 (floating rate)	£15,500,000	16,364,900
Castle Holdco 4, Ltd. — 9.875% 2015	£5,500,000	3,615,700
Dynegy-Roseton Danskamme — 7.27% 2010	$811,496	821,648
First Data Corporation Term Loan B2 — 5.35% 2014 (floating rate)‡	4,975,000	4,564,562
Sally Holdings LLC — 9.25% 11/15/14	1,000,000	965,000
Sally Holdings LLC — 10.5% 11/15/16	24,000,000	22,920,000
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	8,119,600
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	4,775,000
Valassis Communications, Inc. — 8.25% 2015	9,990,000	9,090,900
		$74,882,310
U.S. GOVERNMENT & AGENCIES — 5.6%
Federal Home Loan Mortgage Corporation — 5% 2018	$11,256,294	$11,373,134
Federal National Mortgage Association — 7.5% 2028	91,492	97,536
U.S. Treasury Note — 3.875% 2010†	15,000,000	15,377,344
U.S. Treasury Note — 4.375% 2010†	40,000,000	41,556,250
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,443,155	6,011,710
		$74,415,974
CONVERTIBLE DEBENTURE — 0.4%
General Growth Properties, Inc. — 3.98% 2027‡	$7,000,000	$5,486,250

TOTAL BONDS & DEBENTURES — 27.3% (Cost $372,440,261)		$362,519,302

TOTAL INVESTMENT SECURITIES — 83.9% (Cost $939,076,642)		$1,114,418,774

SHORT-TERM INVESTMENTS — 19.7%
Federal Farm Credit Bank (Discount Note) — 2% 07/01/08	$55,889,000	$55,889,000
Federal Farm Credit Bank (Discount Note) — 2.05% 07/07/08	46,543,000	46,527,098
General Electric Capital Services, Inc. — 2.1% 07/07/08	55,000,000	54,980,750
Toyota Motor Credit Corporation — 2.1% 07/11/08	45,000,000	44,973,750
Federal Home Loan Bank (Discount Note) — 2.2% 07/18/08	60,000,000	59,944,345
TOTAL SHORT-TERM INVESTMENTS (Cost $262,314,943)		$262,314,943

TOTAL INVESTMENTS — 103.6% (Cost $1,201,391,585)		$1,376,733,717

COMMON STOCKS — SHORT — (5.7)% (Proceeds $97,010,996)
Alliance Data Systems Corporation*	(19,800)	$(1,119,690)
Allied Capital Corporation	(239,400)	(3,325,266)
American Capital Strategies, Ltd.	(89,200)	(2,120,284)
Apollo Group, Inc.*	(39,400)	(1,743,844)

Apollo Investment Corporation	(420,400)	(6,024,332)
AutoNation, Inc.*	(234,400)	(2,348,688)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(426,800)	(8,096,396)
Banco Popular Espanol, S.A.	(271,100)	(3,752,024)
Barclays plc (ADR)	(47,500)	(1,099,625)
BJ’s Wholesale Club, Inc.*	(71,000)	(2,747,700)
Brunswick Corporation	(157,000)	(1,664,200)
Capital One Financial Corporation	(153,000)	(5,815,530)
General Motors Corporation	(70,100)	(806,150)
Guess?, Inc.	(102,000)	(3,819,900)
Jarden Corporation*	(102,900)	(1,876,896)
Landry’s Restaurants, Inc.	(124,900)	(2,244,453)
Lehman Brothers Holdings Inc.	(44,500)	(881,545)
LG Philips LCD Co., Ltd. (ADR)*	(52,200)	(975,096)
LUKOIL OAO (ADR)	(61,900)	(6,103,340)
Marvel Enterprises, Inc.*	(102,600)	(3,297,564)
PharMerica Corporation*	(351,800)	(7,947,162)
Taiwan Semiconductor Manufacturing Company Limited (ADR)	(288,030)	(3,142,407)
TCF Financial Corporation	(156,900)	(1,887,507)
VistaPrint Limited*	(91,900)	(2,459,244)
West Marine, Inc.*	(115,000)	(471,500)
TOTAL COMMON STOCKS SHORT		$(75,770,343)

Other assets less liabilities, net — 2.1%		$27,545,384
TOTAL NET ASSETS — 100.0% — Note 2		$1,328,508,758

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 0.9% of total net assets at June 30, 2008.

(1)	The WestPoint International, Inc. equity holding (stock and rights) is illiquid and has been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2008:

Investment Securities Long
Level 1 – Quoted prices	$940,456,614
Level 2 – Other significant observable inputs**	434,032,779
Level 3 – Significant unobservable inputs	2,244,324
Total investments long	$1,376,733,717

**	Includes $262,314,943 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

The following table summarizes the Fund’s Level 3 long investment securities and related transactions during the three months ended June 30, 2008:

Beginning value at 4/1/08	$2,243,212
Net unrealized appreciation (depreciation)	1,112
Ending value at 6/30/08	$2,244,324

Common Stocks Short
Level 1 – Quoted prices	$(75,770,343)
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total common stocks short	$(75,770,343)

NOTE 2 — Federal Income Tax

The aggregate cost of investments and proceeds from securities sold short was $843,154,031 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$460,069,371
Gross unrealized depreciation:	(264,574,972)
Net unrealized appreciation:	$195,494,399

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	August 29, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	August 29, 2008